STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 020	12 Months Ended
Dec. 31, 2025 USD ($)
Additions to Net Assets attributed to:
Plan interest in Master Trust investment income	$ 2,139,407
Interest income on notes receivable from participants	46,059
Contributions:
Participant	4,739,116
Employer - net of forfeitures	4,144,437
Total contributions	8,883,553
Other debit adjustments - net	(2,217)
Total additions	11,066,802
Deductions from Net Assets attributed to:
Payments to participants or beneficiaries	702,669
Administrative fees	38,219
Total deductions	740,888
Net increase in Net Assets	10,325,914
Net Assets Available for Benefits:
Beginning of Year	8,774,106
End of Year	$ 19,100,020